Subsequent Events (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 12, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
SayMedia, Inc [Member]
Proceeds from promissory notes payable		$ 3,695,054
Payment to related parties			$ 160,000	$ 160,000
Merger Agreement [Member]
Proceeds from promissory notes payable		3,695,054
Due from related parties		$ 1,166,556
Merger Agreement [Member] | Subsequent Event [Member] | SayMedia, Inc [Member]
Due from related parties	$ 450,000
Payments to creditors	6,703,653
Payment on bonus	250,000
Legal fees	505,246
Payment to related parties	$ 2,078,498
Restricted stock award	2,000,000
Merger Agreement [Member] | Subsequent Event [Member] | SayMedia, Inc [Member] | Maximum [Member]
Issuance of shares	5,500,000